Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.3%)
	Balchem Corp.	30,544	4,826
*	Livent Corp.	153,525	4,650
	UFP Industries Inc.	51,652	4,302
*,1	MP Materials Corp.	69,133	3,038
	Quaker Chemical Corp.	12,805	2,918
	Cabot Corp.	53,178	2,791
*	Ingevity Corp.	37,649	2,707
	Sensient Technologies Corp.	20,671	2,011
	GrafTech International Ltd.	170,299	1,984
	Trinseo plc	37,004	1,748
	Compass Minerals International Inc.	32,446	1,578
*	Novagold Resources Inc.	225,641	1,523
	Mueller Industries Inc.	20,639	1,142
*,1	Energy Fuels Inc.	120,247	1,047
	Orion Engineered Carbons SA	57,457	1,008
*	Coeur Mining Inc.	165,544	927
*	Uranium Energy Corp.	219,314	860
	Hecla Mining Co.	149,219	827
*,1	Meta Materials Inc.	207,632	762
*	RBC Bearings Inc.	3,726	737
	Materion Corp.	7,487	634
	Innospec Inc.	7,227	587
	Boise Cascade Co.	8,152	528
*	Gatos Silver Inc.	36,352	491
	Avient Corp.	8,915	490
	Hawkins Inc.	12,046	400
	Omega Flex Inc.	2,919	344
*	Ur-Energy Inc.	161,205	240
	Ryerson Holding Corp.	10,036	235
	Tredegar Corp.	20,533	226
	Stepan Co.	1,939	219
	Kaiser Aluminum Corp.	1,876	167
*	Perpetua Resources Corp.	25,850	131
*	Amyris Inc.	17,890	123
	Schnitzer Steel Industries Inc. Class A	2,080	100
	American Vanguard Corp.	6,273	90
*	Marrone Bio Innovations Inc.	96,556	68
*	Century Aluminum Co.	2,729	36
*	Zymergen Inc.	3,538	32
*	Polymet Mining Corp.	9,460	28
			46,555

		Shares	Market Value ($000)
Consumer Discretionary (16.2%)
*	Crocs Inc.	58,578	9,608
*	Fox Factory Holding Corp.	40,057	7,041
*	BJ's Wholesale Club Holdings Inc.	97,003	6,417
*	Scientific Games Corp. Class A	91,237	5,832
	Texas Roadhouse Inc. Class A	66,409	5,508
*	Helen of Troy Ltd.	22,881	5,503
	Wingstop Inc.	28,292	4,544
	Murphy USA Inc.	22,922	3,973
*	Skyline Champion Corp.	49,823	3,899
*	Hilton Grand Vacations Inc.	81,092	3,852
	Papa John's International Inc.	31,426	3,831
	Signet Jewelers Ltd.	38,508	3,741
	American Eagle Outfitters Inc.	144,027	3,729
*	National Vision Holdings Inc.	77,513	3,724
	Steven Madden Ltd.	77,674	3,686
*	Overstock.com Inc.	40,760	3,638
*	Sonos Inc.	113,984	3,608
	LCI Industries	23,470	3,574
*	Asbury Automotive Group Inc.	21,466	3,513
*	Boot Barn Holdings Inc.	27,755	3,396
*,1	Fisker Inc.	142,336	3,045
*	LGI Homes Inc.	20,762	2,983
*	Dorman Products Inc.	25,367	2,815
*	Visteon Corp.	26,360	2,792
	Red Rock Resorts Inc. Class A	58,453	2,779
	Cracker Barrel Old Country Store Inc.	22,445	2,739
*	Gentherm Inc.	31,496	2,660
	Kontoor Brands Inc.	49,091	2,647
*	Shake Shack Inc. Class A	35,562	2,596
	Rent-A-Center Inc.	58,248	2,573
	International Game Technology plc	95,051	2,568
*	Allegiant Travel Co.	14,562	2,522
	Wolverine World Wide Inc.	76,955	2,396
	Winnebago Industries Inc.	30,608	2,210
*	Sally Beauty Holdings Inc.	107,005	2,096
*	Cardlytics Inc.	30,240	2,044
*	Cavco Industries Inc.	6,159	1,832
*	iRobot Corp.	24,097	1,829
	Camping World Holdings Inc. Class A	40,630	1,782
*	Houghton Mifflin Harcourt Co.	113,420	1,765
*	Everi Holdings Inc.	80,850	1,677
*	Cheesecake Factory Inc.	43,739	1,676
*	Revolve Group Inc.	21,496	1,637
*	SeaWorld Entertainment Inc.	27,024	1,594
	Dana Inc.	73,955	1,590
*	Brinker International Inc.	43,098	1,491
	Inter Parfums Inc.	16,926	1,487
*	Bloomin' Brands Inc.	83,884	1,482
*	Urban Outfitters Inc.	45,844	1,452
*	Meredith Corp.	23,803	1,404
*	Stitch Fix Inc. Class A	56,070	1,396
*	elf Beauty Inc.	45,575	1,373
*	2U Inc.	57,544	1,369
*	Malibu Boats Inc. Class A	19,599	1,362
*,1	Blink Charging Co.	34,611	1,330
*	Cinemark Holdings Inc.	85,246	1,323
	Century Communities Inc.	18,390	1,307

		Shares	Market Value ($000)
	Buckle Inc.	26,671	1,255
*	XPEL Inc.	17,004	1,222
*	GoPro Inc. Class A	119,281	1,193
*	Bally's Corp.	30,793	1,181
*	RealReal Inc.	74,606	1,162
*	Children's Place Inc.	13,301	1,151
*	Selectquote Inc.	126,564	1,139
*	Dine Brands Global Inc.	15,421	1,108
	Monro Inc.	19,350	1,084
	Sturm Ruger & Co. Inc.	15,115	1,084
*	Arko Corp.	114,304	1,078
	Smith & Wesson Brands Inc.	45,484	1,035
*	Liberty Media Corp.- Liberty Braves Class C	36,273	998
	Hibbett Inc.	12,612	983
*	iHeartMedia Inc. Class A	48,389	949
*	Rush Street Interactive Inc.	51,151	913
*	Sleep Number Corp.	10,654	850
	Caleres Inc.	34,977	826
*	Viad Corp.	19,220	813
*	Designer Brands Inc. Class A	57,050	780
*	Lovesac Co.	12,137	768
*	1-800-Flowers.com Inc. Class A	25,344	755
*	Golden Entertainment Inc.	16,323	749
*	QuinStreet Inc.	47,235	723
*	Citi Trends Inc.	8,375	710
	MDC Holdings Inc.	14,817	709
*	Sportsman's Warehouse Holdings Inc.	41,165	701
*	Monarch Casino & Resort Inc.	10,136	683
*	Accel Entertainment Inc. Class A	53,574	682
*	Sun Country Airlines Holdings Inc.	24,466	671
*	Central Garden & Pet Co. Class A	14,763	640
*	Denny's Corp.	44,945	622
*	Tenneco Inc. Class A	59,193	621
*	Dave & Buster's Entertainment Inc.	18,921	615
*	Arlo Technologies Inc.	78,434	608
	Clarus Corp.	22,886	604
*,1	Vuzix Corp.	55,933	602
*	BJ's Restaurants Inc.	19,913	595
	Shoe Carnival Inc.	15,225	595
*	Quotient Technology Inc.	84,071	589
*,1	Corsair Gaming Inc.	25,903	580
*	Party City Holdco Inc.	105,071	578
*	CarParts.com Inc.	46,606	576
*	Liquidity Services Inc.	25,207	571
	KB Home	14,228	569
*	Latham Group Inc.	22,074	569
*	Purple Innovation Inc. Class A	54,530	563
*	MarineMax Inc.	10,459	557
*,1	Canoo Inc.	46,237	553
*	AMC Networks Inc. Class A	14,092	544
*	Ruth's Hospitality Group Inc.	31,967	543
	Acushnet Holdings Corp.	9,723	529
	OneWater Marine Inc. Class A	9,883	506
	RCI Hospitality Holdings Inc.	7,869	498
*	AMMO Inc.	80,391	498
*	Master Craft Boat Holdings Inc.	18,084	495
	Adient plc	11,440	486
*	America's Car-Mart Inc.	4,939	485

		Shares	Market Value ($000)
*	Golden Nugget Online Gaming Inc.	38,095	475
*	American Axle & Manufacturing Holdings Inc.	52,934	469
[1]	PROG Holdings Inc.	10,031	453
*	Taylor Morrison Home Corp. Class A	14,077	437
*	Frontier Group Holdings Inc.	32,738	437
*	Funko Inc. Class A	24,949	408
*	Lindblad Expeditions Holdings Inc.	28,770	403
*	Noodles & Co. Class A	38,223	393
	Global Industrial Co.	9,347	374
*	Romeo Power Inc.	92,397	366
*	Century Casinos Inc.	26,268	343
	Johnson Outdoors Inc. Class A	3,064	319
*	Turtle Beach Corp.	11,756	315
	Winmark Corp.	1,219	307
*,1	Esports Technologies Inc.	10,297	298
*	Kirkland's Inc.	13,504	292
*	Full House Resorts Inc.	31,543	283
*,1	Arcimoto Inc.	26,386	270
*	WW International Inc.	15,532	261
*	ONE Group Hospitality Inc.	19,948	261
*	Chuy's Holdings Inc.	8,965	257
*	Red Robin Gourmet Burgers Inc.	15,024	245
*	Kura Sushi USA Inc. Class A	3,848	245
*,1	Eastman Kodak Co.	40,819	244
*	OneSpaWorld Holdings Ltd.	25,237	238
*	Liberty Media Corp.- Liberty Braves Class A	8,443	235
*	Meritage Homes Corp.	2,085	235
*	Thryv Holdings Inc.	5,899	231
	Jack in the Box Inc.	2,759	228
*	Green Brick Partners Inc.	8,424	210
[1]	Krispy Kreme Inc.	14,339	209
	Haverty Furniture Cos. Inc.	6,961	208
*	Tri Pointe Homes Inc.	8,347	208
*	Bed Bath & Beyond Inc.	10,824	198
*	PlayAGS Inc.	26,510	191
*	Casper Sleep Inc.	27,980	183
*	Abercrombie & Fitch Co. Class A	4,969	179
*	Neogames SA	5,375	179
	Franchise Group Inc.	3,732	178
*	Central Garden & Pet Co.	3,645	176
	HNI Corp.	4,372	173
	Interface Inc. Class A	11,929	170
*	Integral Ad Science Holding Corp.	7,289	164
*	Duluth Holdings Inc. Class B	11,698	162
	Sinclair Broadcast Group Inc. Class A	6,790	158
	Carriage Services Inc. Class A	3,039	157
*	PowerSchool Holdings Inc. Class A	7,397	148
*	Cars.com Inc.	8,715	145
*	Chico's FAS Inc.	24,827	142
*	Snap One Holdings Corp.	6,132	135
	Nathan's Famous Inc.	2,024	125
	PriceSmart Inc.	1,710	123
*,1	Aterian Inc.	24,242	118
*	European Wax Center Inc. Class A	4,387	118
*	Liberty TripAdvisor Holdings Inc. Class A	54,113	117
*	F45 Training Holdings Inc.	10,846	115
	Guess? Inc.	5,047	114
	Oxford Industries Inc.	1,195	114

		Shares	Market Value ($000)
	JOANN Inc.	11,182	102
*	LiveOne Inc.	55,607	102
	Marine Products Corp.	8,282	98
*	Xponential Fitness Inc. Class A	4,869	95
*	Clear Channel Outdoor Holdings Inc.	29,980	92
*	HyreCar Inc.	16,890	89
*	Traeger Inc.	6,883	89
*	Stoneridge Inc.	3,853	84
*	Imax Corp.	4,640	76
*	Stride Inc.	2,057	70
*,1	Weber Inc. Class A	5,219	70
*	Drive Shack Inc.	38,464	66
*	Figs Inc. Class A	1,838	61
	Superior Group of Cos. Inc.	2,635	59
*	Regis Corp.	20,338	55
*	Shift Technologies Inc.	11,885	55
*	Nautilus Inc.	7,562	52
*	Outbrain Inc.	3,391	51
*	Torrid Holdings Inc.	3,064	50
*	Alta Equipment Group Inc.	3,317	48
*	Lordstown Motors Corp. Class A	9,942	46
*	Instructure Holdings Inc.	2,065	46
	Escalade Inc.	2,531	43
*	Portillo's Inc. Class A	1,001	41
*	Stagwell Inc.	5,163	40
	Hamilton Beach Brands Holding Co. Class A	2,622	39
*,1	CuriosityStream Inc.	4,400	32
*	Dutch Bros Inc. Class A	469	25
*	First Watch Restaurant Group Inc.	1,204	24
*	Rent the Runway Inc. Class A	1,700	23
*	Chicken Soup For The Soul Entertainment Inc.	1,685	22
*	XL Fleet Corp.	4,811	22
*	Sweetgreen Inc. Class A	561	21
*	Arhaus Inc.	1,965	19
	Hooker Furnishings Corp.	779	18
	Rocky Brands Inc.	450	16
*	Brilliant Earth Group Inc. Class A	992	16
	National CineMedia Inc.	5,090	14
*	Solo Brands Inc. Class A	845	14
*	Digital Media Solutions Inc. Class A	2,498	11
*	Udemy Inc.	396	11
*	aka Brands Holding Corp.	754	9
*	Lulu's Fashion Lounge Holdings Inc.	594	8
*	Allbirds Inc. Class A	389	7
*	Revlon Inc. Class A	489	6
			225,962
Consumer Staples (3.2%)
*	Performance Food Group Co.	131,165	5,287
*	Celsius Holdings Inc.	51,085	3,495
	Sanderson Farms Inc.	16,536	3,105
	WD-40 Co.	12,957	2,907
	Coca-Cola Consolidated Inc.	4,458	2,544
	Energizer Holdings Inc.	64,587	2,402
	Lancaster Colony Corp.	15,861	2,319
	Medifast Inc.	11,045	2,272
*	Beauty Health Co.	75,633	1,963
	J & J Snack Foods Corp.	13,943	1,904
*	Sprouts Farmers Market Inc.	48,351	1,279

		Shares	Market Value ($000)
*	Hydrofarm Holdings Group Inc.	36,774	1,214
*	USANA Health Sciences Inc.	11,842	1,181
	National Beverage Corp.	22,226	1,154
	Nu Skin Enterprises Inc. Class A	21,068	924
	MGP Ingredients Inc.	11,273	879
*	PLBY Group Inc.	22,501	863
*	GrowGeneration Corp.	51,280	836
	Utz Brands Inc.	54,463	768
*,1	Tattooed Chef Inc.	44,571	717
	Calavo Growers Inc.	16,140	654
	Turning Point Brands Inc.	13,989	532
*	BellRing Brands Inc. Class A	24,456	526
	John B Sanfilippo & Son Inc.	5,521	455
	PetMed Express Inc.	15,958	437
	Andersons Inc.	11,881	404
*	Vital Farms Inc.	22,987	389
*	22nd Century Group Inc.	153,432	385
*	Duckhorn Portfolio Inc.	17,569	338
*	Veru Inc.	43,590	327
*,1	AppHarvest Inc.	65,099	326
	Vector Group Ltd.	19,194	298
*	Simply Good Foods Co.	4,999	185
*	United Natural Foods Inc.	3,384	168
*	Honest Co. Inc.	16,988	145
*	NewAge Inc.	72,284	82
*	Chefs' Warehouse Inc.	2,088	65
*	Mission Produce Inc.	3,668	65
	Limoneira Co.	4,039	59
*	Laird Superfood Inc.	4,331	58
*	Zevia PBC Class A	6,828	52
*	AquaBounty Technologies Inc.	16,888	44
*	Sovos Brands Inc.	2,282	35
*	Greenlane Holdings Inc. Class A	17,930	22
*	MedAvail Holdings Inc.	11,282	20
*	Vita Coco Co. Inc.	1,260	17
*	Real Good Food Co. Inc.	491	4
			44,105
Energy (2.6%)
	Matador Resources Co.	105,113	4,128
*	Denbury Inc.	47,907	3,814
*	Southwestern Energy Co.	641,660	2,875
*	Ameresco Inc. Class A	29,296	2,646
	Magnolia Oil & Gas Corp. Class A	132,103	2,506
*	FuelCell Energy Inc.	238,421	2,069
	Oasis Petroleum Inc.	16,312	1,956
	Cactus Inc. Class A	51,514	1,880
*,1	SunPower Corp.	60,073	1,721
*	Callon Petroleum Co.	32,773	1,666
*	Kosmos Energy Ltd.	382,747	1,401
*	Tellurian Inc.	340,699	1,111
*	Stem Inc.	45,876	973
*	ChampionX Corp.	34,978	714
*	DMC Global Inc.	17,683	645
*	TPI Composites Inc.	34,174	609
*	Antero Resources Corp.	32,603	573
*	Array Technologies Inc.	28,313	510
	Ovintiv Inc. (XNYS)	14,359	499
*	Par Pacific Holdings Inc.	36,097	489

		Shares	Market Value ($000)
*	Contango Oil & Gas Co.	138,239	481
	Civitas Resources Inc.	7,125	364
	Chesapeake Energy Corp.	5,852	348
*	Liberty Oilfield Services Inc. Class A	29,978	276
*	TETRA Technologies Inc.	91,096	238
	Arch Resources Inc.	2,872	223
*	Laredo Petroleum Inc.	3,289	194
*,1	Beam Global	7,273	193
*	FTC Solar Inc.	18,334	157
	Falcon Minerals Corp.	31,811	148
*	Centennial Resource Development Inc. Class A	22,213	138
	Warrior Met Coal Inc.	4,974	107
*,1	Advent Technologies Holdings Inc.	12,522	96
*	NexTier Oilfield Solutions Inc.	17,867	64
	Solaris Oilfield Infrastructure Inc. Class A	8,194	56
*	Talos Energy Inc.	5,486	55
	Expro Group Holdings NV	3,797	53
*	Earthstone Energy Inc. Class A	3,945	40
*	Fluence Energy Inc.	1,129	36
	Altus Midstream Co. Class A	362	23
	Riley Exploration Permian Inc.	265	5
			36,080
Financials (5.7%)
	First Financial Bankshares Inc.	114,425	5,712
*	Silvergate Capital Corp. Class A	23,189	4,742
	Houlihan Lokey Inc. Class A	42,318	4,593
*	Trupanion Inc.	36,255	4,471
	Kinsale Capital Group Inc.	20,386	4,240
*	Focus Financial Partners Inc. Class A	58,773	3,617
	RLI Corp.	35,063	3,604
	Hamilton Lane Inc. Class A	32,152	3,401
	ServisFirst Bancshares Inc.	39,359	3,164
*,1	Riot Blockchain Inc.	79,903	2,986
	Live Oak Bancshares Inc.	29,963	2,670
*	Triumph Bancorp Inc.	20,757	2,643
	Artisan Partners Asset Management Inc. Class A	55,503	2,483
*	Open Lending Corp. Class A	99,041	2,302
	Cohen & Steers Inc.	23,477	2,107
	Virtus Investment Partners Inc.	6,880	2,046
	Moelis & Co. Class A	31,837	1,952
*	Palomar Holdings Inc.	23,297	1,703
	Brightsphere Investment Group Inc.	54,894	1,648
*	BRP Group Inc. Class A	44,474	1,647
	StepStone Group Inc. Class A	38,137	1,578
	PJT Partners Inc. Class A	19,123	1,455
*	LendingTree Inc.	10,969	1,244
	Investors Bancorp Inc.	76,701	1,142
*	Texas Capital Bancshares Inc.	18,105	1,020
	Cadence Bank	28,363	829
	Eastern Bankshares Inc.	34,621	697
	Glacier Bancorp Inc.	12,247	665
	WisdomTree Investments Inc.	94,128	578
	Meta Financial Group Inc.	8,607	514
	Pacific Premier Bancorp Inc.	13,067	506
	Walker & Dunlop Inc.	2,972	418
	GCM Grosvenor Inc. Class A	35,821	410
	Goosehead Insurance Inc. Class A	2,679	352
	Curo Group Holdings Corp.	19,818	329

		Shares	Market Value ($000)
	PennyMac Mortgage Investment Trust	18,474	321
*	CrossFirst Bankshares Inc.	22,029	308
*	Axos Financial Inc.	5,330	302
*	Blucora Inc.	17,305	280
*	Marathon Digital Holdings Inc.	5,375	274
*	Coastal Financial Corp.	6,232	272
	Veritex Holdings Inc.	6,444	255
	Kearny Financial Corp.	19,916	253
	Greenhill & Co. Inc.	14,162	242
	Stock Yards Bancorp Inc.	4,011	240
*	Columbia Financial Inc.	12,645	231
	FirstCash Inc.	2,683	171
	Regional Management Corp.	2,955	167
*	eHealth Inc.	6,965	154
	Origin Bancorp Inc.	3,619	153
	Pzena Investment Management Inc. Class A	16,276	153
*	Customers Bancorp Inc.	2,532	146
	James River Group Holdings Ltd.	5,243	139
	Lakeland Financial Corp.	1,959	138
*	Southern First Bancshares Inc.	2,307	135
	Metrocity Bankshares Inc.	4,450	120
	Great Western Bancorp Inc.	3,417	115
	FB Financial Corp.	2,654	114
	GAMCO Investors Inc. Class A	4,324	106
*	NMI Holdings Inc. Class A	5,007	98
	West BanCorp. Inc.	2,739	85
*	StoneX Group Inc.	1,457	82
*	Bridgewater Bancshares Inc.	4,456	76
	Five Star Bancorp	1,926	57
*	Metropolitan Bank Holding Corp.	493	47
	Value Line Inc.	1,093	44
	Investors Title Co.	191	41
	RBB Bancorp	1,498	37
	Waterstone Financial Inc.	1,711	35
*	Blue Foundry Bancorp	1,717	25
	Hingham Institution for Savings	59	23
*	P10 Inc. Class A	1,503	21
	Heritage Insurance Holdings Inc.	2,268	15
	Luther Burbank Corp.	1,045	14
*	US Century Bank Class A	391	6
*	Clearwater Analytics Holdings Inc. Class A	281	6
			78,969
Health Care (25.1%)
*	Intellia Therapeutics Inc.	65,360	7,517
*	Omnicell Inc.	40,803	7,222
*	Arrowhead Pharmaceuticals Inc.	96,207	6,739
*	Shockwave Medical Inc.	32,010	5,769
*	Medpace Holdings Inc.	27,504	5,705
*	Inspire Medical Systems Inc.	25,535	5,701
*	Blueprint Medicines Corp.	51,940	4,997
*	Halozyme Therapeutics Inc.	133,879	4,402
*	STAAR Surgical Co.	45,107	4,294
*	Twist Bioscience Corp.	44,854	4,284
*	HealthEquity Inc.	77,686	4,248
*	Fate Therapeutics Inc.	76,910	4,231
*	Denali Therapeutics Inc.	86,204	3,988
*	Biohaven Pharmaceutical Holding Co. Ltd.	35,396	3,973
*	Neogen Corp.	96,004	3,853

		Shares	Market Value ($000)
	Ensign Group Inc.	49,769	3,799
*	Beam Therapeutics Inc.	47,206	3,736
*	NeoGenomics Inc.	107,400	3,680
	CONMED Corp.	27,472	3,611
*	Apollo Medical Holdings Inc.	35,788	3,352
*	Alkermes plc	151,979	3,331
*	LHC Group Inc.	28,954	3,322
*	LivaNova plc	40,726	3,265
*	Arvinas Inc.	41,433	3,133
*	Progyny Inc.	59,793	3,036
*	Insmed Inc.	109,260	3,007
*	iRhythm Technologies Inc.	28,010	2,958
*	Kodiak Sciences Inc.	31,705	2,912
*	Nevro Corp.	32,855	2,861
*	Apellis Pharmaceuticals Inc.	67,715	2,849
	Select Medical Holdings Corp.	105,012	2,820
*	Zentalis Pharmaceuticals Inc.	33,991	2,789
*	Bridgebio Pharma Inc.	68,406	2,770
*	Cytokinetics Inc.	69,873	2,749
*	Merit Medical Systems Inc.	43,326	2,723
*	Intra-Cellular Therapies Inc.	66,871	2,707
*	Vir Biotechnology Inc.	57,022	2,704
*	AtriCure Inc.	42,489	2,694
*	Karuna Therapeutics Inc.	21,029	2,690
*	R1 RCM Inc.	112,535	2,681
*	Phreesia Inc.	46,485	2,681
*	Amicus Therapeutics Inc.	250,017	2,678
*	Inari Medical Inc.	32,300	2,666
*	Allakos Inc.	33,110	2,594
*	Dicerna Pharmaceuticals Inc.	65,788	2,501
*	PTC Therapeutics Inc.	65,806	2,445
*	Axonics Inc.	43,524	2,368
*	NuVasive Inc.	48,934	2,352
	Owens & Minor Inc.	56,890	2,276
*	ACADIA Pharmaceuticals Inc.	113,809	2,185
*	Pacira BioSciences Inc.	41,421	2,180
*	Editas Medicine Inc. Class A	64,624	2,111
*	CareDx Inc.	48,133	2,076
*	Health Catalyst Inc.	47,407	2,057
*	Outset Medical Inc.	43,291	2,052
*	Ortho Clinical Diagnostics Holdings plc Class H	104,915	2,008
*	SpringWorks Therapeutics Inc.	27,619	1,984
*	Codexis Inc.	57,133	1,983
*	Pacific Biosciences of California Inc.	84,227	1,955
*,1	Cassava Sciences Inc.	36,321	1,943
*	Xencor Inc.	53,579	1,941
*	Reata Pharmaceuticals Inc. Class A	22,611	1,936
*	Corcept Therapeutics Inc.	91,509	1,922
*	TG Therapeutics Inc.	121,834	1,852
*	Glaukos Corp.	42,619	1,834
*	Kymera Therapeutics Inc.	32,602	1,810
*	1Life Healthcare Inc.	110,415	1,759
*	Haemonetics Corp.	32,629	1,672
*	Dynavax Technologies Corp.	102,304	1,652
*	Avid Bioservices Inc.	53,821	1,645
*	Vericel Corp.	44,064	1,640
*	NanoString Technologies Inc.	39,613	1,628
*	Global Blood Therapeutics Inc.	56,719	1,603

		Shares	Market Value ($000)
*	CorVel Corp.	8,340	1,568
*	Ironwood Pharmaceuticals Inc. Class A	137,120	1,521
*	Relay Therapeutics Inc.	50,691	1,491
*	Heska Corp.	9,246	1,488
*	Sana Biotechnology Inc.	77,324	1,470
*,1	Sorrento Therapeutics Inc.	239,301	1,426
*	Protagonist Therapeutics Inc.	42,297	1,422
*	C4 Therapeutics Inc.	36,423	1,352
*	Surgery Partners Inc.	30,007	1,331
*	Celldex Therapeutics Inc.	34,399	1,311
*	Silk Road Medical Inc.	32,167	1,305
*,1	Senseonics Holdings Inc.	410,821	1,290
*	Prothena Corp. plc	25,526	1,280
*	Community Health Systems Inc.	102,524	1,233
*	Accolade Inc.	47,796	1,227
*	Butterfly Network Inc.	173,841	1,226
*	Cerevel Therapeutics Holdings Inc.	37,905	1,182
*	Anavex Life Sciences Corp.	60,597	1,176
*	Quanterix Corp.	29,247	1,169
*	RadNet Inc.	43,233	1,166
*	Alector Inc.	55,038	1,137
*	Coherus Biosciences Inc.	60,816	1,129
*,1	Ocugen Inc.	174,332	1,105
*	Cerus Corp.	159,214	1,097
*	Inhibrx Inc.	26,473	1,070
*	OptimizeRx Corp.	16,225	1,055
*	Joint Corp.	13,056	1,043
	US Physical Therapy Inc.	12,101	1,040
*,1	Bionano Genomics Inc.	265,687	1,039
*	Berkeley Lights Inc.	46,008	960
*	Rocket Pharmaceuticals Inc.	38,827	949
*	MEDNAX Inc.	38,384	943
	Atrion Corp.	1,320	937
*	FibroGen Inc.	74,838	936
*	Morphic Holding Inc.	19,617	936
*	MacroGenics Inc.	52,067	916
*	Axsome Therapeutics Inc.	26,314	909
*	Revance Therapeutics Inc.	66,448	909
*	Madrigal Pharmaceuticals Inc.	10,780	892
*	BioLife Solutions Inc.	23,156	884
*	Tenet Healthcare Corp.	11,939	870
*	Intersect ENT Inc.	31,600	846
*	Crinetics Pharmaceuticals Inc.	30,551	835
*	Sangamo Therapeutics Inc.	100,766	835
	LeMaitre Vascular Inc.	17,726	829
*	Keros Therapeutics Inc.	14,857	829
*	Invitae Corp.	48,727	828
*	Heron Therapeutics Inc.	87,533	827
*,1	Vaxart Inc.	103,612	825
*	Pulmonx Corp.	24,841	802
*	Nurix Therapeutics Inc.	27,105	781
*	Castle Biosciences Inc.	18,535	766
*	Affimed NV	110,103	751
*	Cardiovascular Systems Inc.	37,152	743
*	OrthoPediatrics Corp.	13,098	730
*	Radius Health Inc.	44,294	729
*	Harmony Biosciences Holdings Inc.	21,211	723
*	Seres Therapeutics Inc.	67,069	722

		Shares	Market Value ($000)
*	Alphatec Holdings Inc.	61,005	677
*	ViewRay Inc.	131,251	675
*	Generation Bio Co.	39,111	672
*	Rapt Therapeutics Inc.	20,343	664
*	Mind Medicine Mindmed Inc.	330,967	655
	Patterson Cos. Inc.	20,615	649
	Healthcare Services Group Inc.	36,754	643
*	Inotiv Inc.	12,320	641
*	REGENXBIO Inc.	19,686	630
*	ImmunoGen Inc.	102,016	629
*	Aclaris Therapeutics Inc.	48,483	621
*	Agenus Inc.	193,732	610
*	Hanger Inc.	35,788	604
*	SI-BONE Inc.	30,950	596
*	Scholar Rock Holding Corp.	22,326	593
*	Collegium Pharmaceutical Inc.	33,367	587
*	Cutera Inc.	16,749	584
*	Tivity Health Inc.	24,487	583
*	Inogen Inc.	18,590	568
*	Y-mAbs Therapeutics Inc.	33,244	568
*	Replimune Group Inc.	19,853	566
*	Surmodics Inc.	12,844	564
*	Oramed Pharmaceuticals Inc.	28,909	556
*	TransMedics Group Inc.	24,698	544
*	PMV Pharmaceuticals Inc.	25,027	544
*	Addus HomeCare Corp.	6,213	542
*	ALX Oncology Holdings Inc.	16,828	541
*	Adagio Therapeutics Inc.	11,504	541
*	CryoLife Inc.	31,224	537
*	Rubius Therapeutics Inc.	43,179	534
*	ModivCare Inc.	3,896	534
	National Research Corp.	13,252	531
*	Antares Pharma Inc.	158,121	511
*	PetIQ Inc. Class A	25,423	508
*	Krystal Biotech Inc.	6,188	498
*	Ocular Therapeutix Inc.	71,568	490
*	MiMedx Group Inc.	69,935	490
*	Pennant Group Inc.	23,938	487
*	Allovir Inc.	27,889	487
*	Allogene Therapeutics Inc.	26,273	486
*	Vapotherm Inc.	21,652	476
*,1	VBI Vaccines Inc.	156,504	476
*	Agiliti Inc.	22,421	472
*	Nuvation Bio Inc.	52,452	471
*	Karyopharm Therapeutics Inc.	67,628	470
*	Dermtech Inc.	22,835	459
*	Intercept Pharmaceuticals Inc.	26,289	452
*	Stoke Therapeutics Inc.	18,036	449
*	Privia Health Group Inc.	18,881	436
*	Rigel Pharmaceuticals Inc.	162,488	434
*	Verastem Inc.	161,437	431
*	Theravance Biopharma Inc.	51,188	430
*	Accuray Inc.	89,129	429
*	Precision BioSciences Inc.	47,320	429
*,1	Omeros Corp.	56,304	405
*	Apyx Medical Corp.	30,053	404
*	Applied Molecular Transport Inc.	23,685	403
*	Alignment Healthcare Inc.	24,860	403

		Shares	Market Value ($000)
*	Aerie Pharmaceuticals Inc.	39,230	396
*	Akero Therapeutics Inc.	18,523	394
*	Amneal Pharmaceuticals Inc.	93,912	393
*	Evolent Health Inc. Class A	15,009	390
*	Marinus Pharmaceuticals Inc.	34,764	386
*	IGM Biosciences Inc.	7,656	382
	Phibro Animal Health Corp. Class A	19,275	378
*	SIGA Technologies Inc.	45,857	374
*	Bioxcel Therapeutics Inc.	16,073	369
*	BioAtla Inc.	14,470	365
*	Organogenesis Holdings Inc. Class A	36,200	364
*	MEI Pharma Inc.	107,697	363
*	Aldeyra Therapeutics Inc.	46,767	359
*	Cue Biopharma Inc.	28,667	351
*	CytomX Therapeutics Inc.	53,160	351
*	Curis Inc.	71,604	349
*	Axogen Inc.	36,314	348
*	Tactile Systems Technology Inc.	17,836	348
*	Phathom Pharmaceuticals Inc.	18,789	337
*,1	Recursion Pharmaceuticals Inc. Class A	17,625	337
*	Seer Inc. Class A	14,941	333
*,1	Clovis Oncology Inc.	105,079	332
*,1	CEL-SCI Corp.	31,180	320
*	Chimerix Inc.	50,430	317
*	Spero Therapeutics Inc.	22,245	317
*	Avita Medical Inc.	22,991	316
*	Mersana Therapeutics Inc.	46,630	314
*	Precigen Inc.	78,384	309
*	Arena Pharmaceuticals Inc.	5,596	305
*	Pliant Therapeutics Inc.	21,419	304
*	Albireo Pharma Inc.	12,577	302
*	Aligos Therapeutics Inc.	19,672	301
*	VistaGen Therapeutics Inc.	154,282	298
*	Verve Therapeutics Inc.	8,598	293
*	908 Devices Inc.	12,052	289
*	G1 Therapeutics Inc.	22,248	287
*	IVERIC bio Inc.	19,531	286
*	InfuSystem Holdings Inc.	17,131	284
*	ZIOPHARM Oncology Inc.	202,004	281
*	Stereotaxis Inc.	47,820	281
*	Epizyme Inc.	85,514	280
*	Ligand Pharmaceuticals Inc.	1,727	280
*	KalVista Pharmaceuticals Inc.	19,155	278
*	Deciphera Pharmaceuticals Inc.	32,131	277
*	iRadimed Corp.	6,103	275
*	BeyondSpring Inc.	21,493	274
*	Pulse Biosciences Inc.	13,416	272
*	Humanigen Inc.	43,206	262
*	Relmada Therapeutics Inc.	14,468	258
*	Lantheus Holdings Inc.	9,412	252
*	Evelo Biosciences Inc.	29,269	252
*	BioDelivery Sciences International Inc.	89,858	250
*	Eagle Pharmaceuticals Inc.	5,218	249
*	PAVmed Inc.	67,930	249
*	ClearPoint Neuro Inc.	18,132	249
*	Cytek Biosciences Inc.	12,253	247
*	Bioventus Inc. Class A	19,806	246
*,1	Cortexyme Inc.	18,810	245

		Shares	Market Value ($000)
*	Tabula Rasa HealthCare Inc.	21,360	243
	Zynex Inc.	18,739	240
*	Aveanna Healthcare Holdings Inc.	37,151	239
*	Spectrum Pharmaceuticals Inc.	148,942	235
*	Taysha Gene Therapies Inc.	17,757	230
*	Vaxcyte Inc.	11,067	226
*	Fulgent Genetics Inc.	2,404	225
*	9 Meters Biopharma Inc.	216,444	225
*	REVOLUTION Medicines Inc.	8,069	223
*,1	Esperion Therapeutics Inc.	25,288	221
*	Soliton Inc.	10,767	221
*	Durect Corp.	218,285	216
*	Harvard Bioscience Inc.	32,253	216
*	LifeStance Health Group Inc.	27,172	216
*	Amphastar Pharmaceuticals Inc.	10,826	212
*	BioCryst Pharmaceuticals Inc.	17,484	211
*	ChromaDex Corp.	45,010	211
*	SeaSpine Holdings Corp.	15,482	208
*,1	Ampio Pharmaceuticals Inc.	183,329	207
*	Edgewise Therapeutics Inc.	11,896	207
*,1	Sesen Bio Inc.	191,001	201
*	Fortress Biotech Inc.	69,018	197
*	CytoSorbents Corp.	39,699	195
*	Sientra Inc.	48,532	195
*	Caribou Biosciences Inc.	10,435	194
*	Codiak Biosciences Inc.	15,125	193
*	Akebia Therapeutics Inc.	70,588	191
*	Immunovant Inc.	24,859	191
*	Apria Inc.	6,766	190
*	Turning Point Therapeutics Inc.	4,922	187
*	Paratek Pharmaceuticals Inc.	43,502	184
*,1	TherapeuticsMD Inc.	369,693	183
*	Treace Medical Concepts Inc.	10,532	182
*	Sight Sciences Inc.	8,472	177
*	Athersys Inc.	166,480	176
*	Enanta Pharmaceuticals Inc.	1,997	176
*	Shattuck Labs Inc.	20,450	173
*	Tarsus Pharmaceuticals Inc.	6,519	173
*	Evolus Inc.	31,086	172
*	Instil Bio Inc.	7,801	171
*	Syndax Pharmaceuticals Inc.	10,573	169
*	Infinity Pharmaceuticals Inc.	75,852	165
*	Ideaya Biosciences Inc.	7,430	163
*,1	UroGen Pharma Ltd.	13,327	161
*	Quotient Ltd.	75,616	160
*	Erasca Inc.	11,267	160
*	Accelerate Diagnostics Inc.	31,796	159
*	Seelos Therapeutics Inc.	91,385	158
*	iCAD Inc.	21,092	155
*	Icosavax Inc.	7,285	154
*	Kiniksa Pharmaceuticals Ltd. Class A	12,894	150
*	Prelude Therapeutics Inc.	10,430	149
*	Tenaya Therapeutics Inc.	7,578	149
*	Applied Therapeutics Inc.	12,854	148
*	Aspira Women's Health Inc.	70,065	146
*	Magenta Therapeutics Inc.	25,743	145
*,1	Retractable Technologies Inc.	16,635	144
*	Brooklyn ImmunoTherapeutics Inc.	24,217	144

		Shares	Market Value ($000)
*	Molecular Templates Inc.	35,619	143
*	Varex Imaging Corp.	4,923	141
*	Innovage Holding Corp.	17,648	141
*	Forian Inc.	16,052	138
*	Vera Therapeutics Inc.	3,823	137
*	WaVe Life Sciences Ltd.	34,808	136
*	Celcuity Inc.	8,984	136
*	Avidity Biosciences Inc.	6,044	135
*	Multiplan Corp.	32,743	132
*	Summit Therapeutics Inc.	25,573	130
*	Verrica Pharmaceuticals Inc.	12,492	129
*,1	Janux Therapeutics Inc.	7,187	128
*	Outlook Therapeutics Inc.	84,362	127
*	Vincerx Pharma Inc.	12,089	127
*	ChemoCentryx Inc.	3,479	126
*	Design Therapeutics Inc.	7,552	126
*	Nuvalent Inc. Class A	5,830	124
*	Century Therapeutics Inc.	6,419	123
*	Lyell Immunopharma Inc.	12,894	123
*,1	Greenwich Lifesciences Inc.	3,889	122
*	Monte Rosa Therapeutics Inc.	6,292	122
*	Alpine Immune Sciences Inc.	11,179	121
*	Atara Biotherapeutics Inc.	6,687	120
*	Lexicon Pharmaceuticals Inc.	26,300	120
*	Imago Biosciences Inc.	5,299	119
*	Bright Health Group Inc.	34,694	116
*	MannKind Corp.	24,288	112
*	Harpoon Therapeutics Inc.	18,017	111
*	Day One Biopharmaceuticals Inc.	5,985	110
*	Travere Thrapeutics Inc.	3,753	107
*	Syros Pharmaceuticals Inc.	26,836	106
*	KemPharm Inc.	13,390	105
*	Immuneering Corp. Class A	4,499	102
*	Biomea Fusion Inc.	8,307	100
*	Eargo Inc.	18,591	96
*	Akoya Biosciences Inc.	7,362	96
*	Puma Biotechnology Inc.	30,768	95
*	Olema Pharmaceuticals Inc.	10,909	95
*	Avalo Therapeutics Inc.	47,478	95
*	Oncocyte Corp.	41,354	93
*	Asensus Surgical Inc.	69,456	93
*	Meridian Bioscience Inc.	4,599	92
*	SOC Telemed Inc. Class A	44,411	90
*	Athenex Inc.	48,970	87
*	NexImmune Inc.	11,004	87
*	MaxCyte Inc.	8,546	85
*	Alpha Teknova Inc.	3,747	84
*	Neuronetics Inc.	21,560	83
*	Biodesix Inc.	11,826	81
*	Cogent Biosciences Inc.	10,202	81
*	Innoviva Inc.	4,778	80
*	Graphite Bio Inc.	8,827	80
*	Absci Corp.	7,525	79
*	Talaris Therapeutics Inc.	5,751	75
*	Cyteir Therapeutics Inc.	4,524	75
*	Aerovate Therapeutics Inc.	5,469	75
*	Angion Biomedica Corp.	20,253	73
*	Singular Genomics Systems Inc.	6,358	73

		Shares	Market Value ($000)
*	Omega Therapeutics Inc.	4,026	73
*	Werewolf Therapeutics Inc.	4,889	71
*	CVRx Inc.	6,107	71
*	Ardelyx Inc.	61,812	70
*	RxSight Inc.	6,280	68
*	NeuroPace Inc.	6,706	67
*	GT Biopharma Inc.	16,466	67
*	Clene Inc.	11,528	66
*	Doximity Inc. Class A	966	65
*	Terns Pharmaceuticals Inc.	8,521	64
*	Rain Therapeutics Inc.	4,815	62
*,1	Kala Pharmaceuticals Inc.	31,160	59
*	Kaleido Biosciences Inc.	16,495	59
*	Acutus Medical Inc.	17,634	58
*	ImmunityBio Inc.	7,217	56
*	ORIC Pharmaceuticals Inc.	3,978	55
*	Eliem Therapeutics Inc.	3,835	55
*	NGM Biopharmaceuticals Inc.	2,914	53
*	Kronos Bio Inc.	4,491	53
*	Rapid Micro Biosystems Inc. Class A	4,296	53
*	Ontrak Inc.	8,289	50
*	Convey Health Solutions Holdings Inc.	7,699	50
*	Rallybio Corp.	3,899	50
*	Sutro Biopharma Inc.	2,842	49
*	Atea Pharmaceuticals Inc.	5,606	45
*	Praxis Precision Medicines Inc.	2,641	45
*	4D Molecular Therapeutics Inc.	1,975	45
*	Arcutis Biotherapeutics Inc.	2,668	44
*	Neoleukin Therapeutics Inc.	7,928	43
	Utah Medical Products Inc.	370	41
*	Acumen Pharmaceuticals Inc.	5,200	41
*	UFP Technologies Inc.	567	38
*	Prometheus Biosciences Inc.	1,288	38
*	Trevena Inc.	53,067	36
*	Personalis Inc.	2,647	36
*	Hookipa Pharma Inc.	11,185	36
*	Mirum Pharmaceuticals Inc.	2,469	35
*	Viracta Therapeutics Inc.	7,581	35
*	Exagen Inc.	3,326	34
*,1	Impel Neuropharma Inc.	3,695	34
*	Foghorn Therapeutics Inc.	2,811	33
*	Sera Prognostics Inc. Class A	3,114	33
*	MeiraGTx Holdings plc	1,801	32
*	Fluidigm Corp.	6,612	30
*	Cullinan Oncology Inc.	1,669	30
*	Forte Biosciences Inc.	10,872	29
*	Landos Biopharma Inc.	3,938	28
*	Reneo Pharmaceuticals Inc.	4,072	28
*	Codex DNA Inc.	4,096	28
*	Viemed Healthcare Inc.	5,378	27
*	Selecta Biosciences Inc.	8,661	26
*	Arbutus Biopharma Corp.	7,718	25
*	Kinnate Biopharma Inc.	1,264	25
*,1	Vor BioPharma Inc.	2,011	23
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/21	20,196	18
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	Atossa Therapeutics Inc.	7,892	18
*	CorMedix Inc.	3,451	17

		Shares	Market Value ($000)
*	Aura Biosciences Inc.	991	17
*	NantHealth Inc.	14,118	16
*	Warby Parker Inc. Class A	308	16
*	IsoPlexis Corp.	1,182	14
	Xilio Therapeutics Inc.	791	13
*	Candel Therapeutics Inc.	1,139	12
*	TScan Therapeutics Inc.	1,433	11
*	Gemini Therapeutics Inc.	3,685	10
*	Ikena Oncology Inc.	666	10
*	Portage Biotech Inc.	706	10
*	Entrada Therapeutics Inc.	298	9
*	Paragon 28 Inc.	502	9
*	XOMA Corp.	404	8
*	Cue Health Inc.	705	8
*	PROCEPT BioRobotics Corp.	258	8
*	Thorne HealthTech Inc.	979	8
*	Lucid Diagnostics Inc.	982	8
*	Sonendo Inc.	749	7
*	Theseus Pharmaceuticals Inc.	501	7
*	Vaxxinity Inc. Class A	594	7
*	Oyster Point Pharma Inc.	590	6
*	Finch Therapeutics Group Inc.	380	6
*	In8bio Inc.	1,087	6
*	Minerva Surgical Inc.	807	5
*	Ventyx Biosciences Inc.	249	5
*	Elevation Oncology Inc.	686	4
*	Pyxis Oncology Inc.	297	4
*	Definitive Healthcare Corp. Class A	118	3
*	Sigilon Therapeutics Inc.	574	2
*,2	Synergy Pharmaceuticals Inc.	124,654	—
*,2	Progenics Pharmaceuticals Inc. CVR	71,640	—
*,2	Prevail Therapeutics Inc. CVR	58	—
			350,786
Industrials (15.9%)
	Tetra Tech Inc.	51,134	9,443
*	Saia Inc.	25,150	8,329
*	WillScot Mobile Mini Holdings Corp.	198,241	7,551
	Exponent Inc.	49,225	5,735
*	ASGN Inc.	44,108	5,367
*	AMN Healthcare Services Inc.	44,652	5,091
	Simpson Manufacturing Co. Inc.	41,329	4,768
	John Bean Technologies Corp.	29,733	4,691
*	Atkore Inc.	43,671	4,651
	Maximus Inc.	58,267	4,396
*	ExlService Holdings Inc.	31,194	4,051
	Herc Holdings Inc.	23,667	4,034
	Insperity Inc.	34,404	3,982
	Franklin Electric Co. Inc.	44,071	3,880
*	TriNet Group Inc.	38,542	3,866
*	Bloom Energy Corp. Class A	132,314	3,636
*	Chart Industries Inc.	20,804	3,631
	Applied Industrial Technologies Inc.	36,873	3,504
*	ACI Worldwide Inc.	112,178	3,269
	Comfort Systems USA Inc.	33,869	3,213
	AAON Inc.	39,693	3,096
	Helios Technologies Inc.	30,702	3,080
*	Welbilt Inc.	124,355	2,930
	Installed Building Products Inc.	22,561	2,912

		Shares	Market Value ($000)
*	Vicor Corp.	20,038	2,875
	Badger Meter Inc.	27,725	2,838
	Brink's Co.	46,218	2,827
	Watts Water Technologies Inc. Class A	14,633	2,761
	Terex Corp.	65,009	2,755
*	CryoPort Inc.	38,557	2,562
	Kadant Inc.	10,911	2,558
	Forward Air Corp.	25,802	2,548
*	Masonite International Corp.	22,854	2,445
	Federal Signal Corp.	57,153	2,425
	EVERTEC Inc.	57,346	2,408
	Aerojet Rocketdyne Holdings Inc.	56,558	2,378
*	Itron Inc.	35,172	2,177
*,1	Nikola Corp.	213,045	2,177
*	Dycom Industries Inc.	23,011	2,151
	Zurn Water Solutions Corp.	60,857	2,133
*	SPX Corp.	34,679	2,017
*	Beacon Roofing Supply Inc.	39,490	1,971
*,2	Raven Industries Inc.	33,835	1,962
*	Verra Mobility Corp. Class A	127,275	1,831
*	AeroVironment Inc.	21,363	1,725
	Patrick Industries Inc.	21,582	1,722
	CSW Industrials Inc.	14,120	1,697
	Hillenbrand Inc.	37,850	1,688
*	O-I Glass Inc.	150,243	1,663
*	Montrose Environmental Group Inc.	21,979	1,610
	Shyft Group Inc.	32,723	1,591
	TTEC Holdings Inc.	17,632	1,488
	Kforce Inc.	19,173	1,469
*	Meritor Inc.	54,564	1,380
	Tennant Co.	17,494	1,376
*	Ferro Corp.	64,638	1,365
	Lindsay Corp.	9,300	1,353
*	MYR Group Inc.	11,650	1,290
	H&E Equipment Services Inc.	30,387	1,279
*	Cimpress plc	15,970	1,243
	McGrath RentCorp.	15,699	1,214
	Enerpac Tool Group Corp. Class A	57,242	1,208
*	Aspen Aerogels Inc.	20,810	1,189
	Alamo Group Inc.	8,332	1,185
	Pitney Bowes Inc.	166,482	1,137
*	Allegheny Technologies Inc.	73,344	1,044
*	Evo Payments Inc. Class A	44,843	955
*	Construction Partners Inc. Class A	27,446	948
*	WESCO International Inc.	7,501	931
	Douglas Dynamics Inc.	21,434	852
*	Energy Recovery Inc.	40,041	851
*	Danimer Scientific Inc.	63,231	843
*	Cornerstone Building Brands Inc.	52,069	819
*	JELD-WEN Holding Inc.	31,846	772
*	GreenSky Inc. Class A	67,594	767
*,1	Desktop Metal Inc. Class A	115,696	754
*	First Advantage Corp.	38,728	672
*	Forterra Inc.	27,810	662
*	PAE Inc.	66,134	656
	HB Fuller Co.	8,897	651
*	Napco Security Technologies Inc.	13,715	637
*	BlueLinx Holdings Inc.	8,644	610

		Shares	Market Value ($000)
*	Gibraltar Industries Inc.	8,918	606
	EMCOR Group Inc.	5,071	605
*	Forrester Research Inc.	10,619	599
*	FARO Technologies Inc.	8,602	597
*	SP Plus Corp.	21,981	596
*	Repay Holdings Corp. Class A	36,309	594
*	Transcat Inc.	6,626	589
*	PGT Innovations Inc.	25,532	524
*	Franklin Covey Co.	11,793	519
	CRA International Inc.	5,624	518
*	Kratos Defense & Security Solutions Inc.	26,277	518
*	Paya Holdings Inc. Class A	78,257	504
*	Cantaloupe Inc.	54,979	496
*	CIRCOR International Inc.	17,510	472
	Albany International Corp. Class A	5,790	469
*	BTRS Holdings Inc.	62,082	463
*	International Money Express Inc.	30,369	459
*	Resideo Technologies Inc.	16,029	418
	Allied Motion Technologies Inc.	10,391	410
*	IES Holdings Inc.	8,351	401
*,1	Eos Energy Enterprises Inc.	40,052	399
*,1	Velodyne Lidar Inc.	71,894	397
*	NV5 Global Inc.	2,966	390
*	Flywire Corp.	9,521	387
*,1	PureCycle Technologies Inc.	30,917	380
*	I3 Verticals Inc. Class A	19,905	371
*	Daseke Inc.	37,500	362
	Heidrick & Struggles International Inc.	8,008	346
*	Willdan Group Inc.	8,470	339
	EnerSys	4,413	327
	Werner Enterprises Inc.	7,093	320
	Myers Industries Inc.	16,238	316
*	Atlanticus Holdings Corp.	5,167	307
*	ShotSpotter Inc.	8,160	287
	SPX FLOW Inc.	3,327	278
*	Byrna Technologies Inc.	17,153	252
*	Vivint Smart Home Inc.	23,487	248
*	Luna Innovations Inc.	29,331	245
*	Ranpak Holdings Corp. Class A	6,152	244
*	Lawson Products Inc.	4,580	220
*	Proto Labs Inc.	4,283	215
	Luxfer Holdings plc	11,274	214
	Greif Inc. Class A	3,466	210
	Textainer Group Holdings Ltd.	6,243	204
*	CS Disco Inc.	5,370	197
*	Green Dot Corp. Class A	5,231	188
	Chase Corp.	1,856	183
*	Iteris Inc.	40,170	182
*	EVI Industries Inc.	5,308	181
	Gorman-Rupp Co.	3,990	172
	ESCO Technologies Inc.	2,064	169
*	Blue Bird Corp.	7,638	155
*	OSI Systems Inc.	1,677	152
	Mueller Water Products Inc. Class A	11,073	151
*	Babcock & Wilcox Enterprises Inc.	15,842	144
*	Hyliion Holdings Corp.	21,686	144
*	Rekor Systems Inc.	19,723	133
*	Sterling Construction Co. Inc.	5,052	130

		Shares	Market Value ($000)
	Universal Logistics Holdings Inc.	6,375	118
*	Cross Country Healthcare Inc.	4,474	117
*	Custom Truck One Source Inc.	13,781	104
*	Huron Consulting Group Inc.	2,261	103
	Hirequest Inc.	4,327	99
*	Infrastructure and Energy Alternatives Inc.	10,340	98
*	Karat Packaging Inc.	4,412	97
*	Commercial Vehicle Group Inc.	11,433	96
*,1	AgEagle Aerial Systems Inc.	41,026	93
	Cass Information Systems Inc.	2,231	90
*	GreenBox POS	16,735	87
*	Donnelley Financial Solutions Inc.	1,709	80
*	IBEX Holdings Ltd.	5,464	72
	Dorian LPG Ltd.	5,586	69
	Insteel Industries Inc.	1,546	65
*	Workhorse Group Inc.	11,080	65
	REV Group Inc.	3,900	61
*	Target Hospitality Corp.	16,435	61
	Wabash National Corp.	3,627	61
*	Modine Manufacturing Co.	5,314	55
*	Titan International Inc.	7,696	53
*	Priority Technology Holdings Inc.	8,217	53
*	Yellow Corp.	3,788	50
	Greif Inc. Class B	737	44
	Kronos Worldwide Inc.	3,150	44
*	Hireright Holdings Corp.	2,242	42
*	PAM Transportation Services Inc.	640	41
*	Atlas Technical Consultants Inc.	2,518	23
	Miller Industries Inc.	633	21
	US Lime & Minerals Inc.	106	13
*	AvidXchange Holdings Inc.	224	5
*	BM Technologies Inc. (XASE)	325	4
*	Sterling Check Corp.	113	3
*	Remitly Global Inc.	57	1
			222,185
Other (0.0%)[3]
*,2	Aduro Biotech Inc. CVR	9,451	6
*	Finwise Bancorp	201	3
*,1,2	GTX Inc. CVR	530	—
*,2	NewStar Financial Inc. CVR	2,171	—
			9
Real Estate (3.0%)
	EastGroup Properties Inc.	37,732	7,686
	National Storage Affiliates Trust	77,135	4,734
*	Redfin Corp.	96,345	3,920
*	Ryman Hospitality Properties Inc.	46,780	3,621
	Innovative Industrial Properties Inc.	11,766	3,022
	PS Business Parks Inc.	16,140	2,828
*	Cushman & Wakefield plc	131,195	2,319
	Newmark Group Inc. Class A	141,341	2,270
	eXp World Holdings Inc.	59,345	2,178
	St. Joe Co.	31,530	1,514
	Safehold Inc.	11,361	813
	UMH Properties Inc.	34,200	789
	Outfront Media Inc.	27,407	685
	Universal Health Realty Income Trust	11,269	627
	Community Healthcare Trust Inc.	14,360	618

		Shares	Market Value ($000)
	Tanger Factory Outlet Centers Inc.	26,487	525
	Alexander's Inc.	2,035	520
	Saul Centers Inc.	10,291	507
	Gladstone Land Corp.	16,234	464
	NexPoint Residential Trust Inc.	3,890	290
	Monmouth Real Estate Investment Corp.	12,742	265
	CatchMark Timber Trust Inc. Class A	33,281	256
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,274	243
	Indus Realty Trust Inc.	3,230	239
	Gladstone Commercial Corp.	9,730	216
*	Fathom Holdings Inc.	4,966	117
*	Marcus & Millichap Inc.	2,505	107
	Clipper Realty Inc.	10,423	91
*	Forestar Group Inc.	4,250	84
	Phillips Edison & Co. Inc.	2,164	68
*	Rafael Holdings Inc. Class B	9,393	52
	RMR Group Inc. Class A	1,492	49
	American Finance Trust Inc.	5,740	46
*	Bridge Investment Group Holdings Inc. Class A	789	16
			41,779
Technology (21.4%)
*	Lattice Semiconductor Corp.	128,737	9,775
*	Synaptics Inc.	33,457	9,443
*	Silicon Laboratories Inc.	42,136	8,270
*	Asana Inc. Class A	64,504	6,705
*	Rapid7 Inc.	52,711	6,539
*	Ambarella Inc.	33,182	5,957
*	II-VI Inc.	92,201	5,765
	Power Integrations Inc.	57,277	5,729
*	Workiva Inc. Class A	40,630	5,667
*	Blackline Inc.	50,866	5,598
*	Novanta Inc.	33,500	5,409
*,1	MicroStrategy Inc. Class A	7,454	5,378
*	Semtech Corp.	61,447	5,264
*	Varonis Systems Inc. Class B	100,550	5,209
	KBR Inc.	117,460	5,168
*	SPS Commerce Inc.	34,196	4,821
*	Sprout Social Inc. Class A	42,489	4,745
*	Ziff Davis Inc.	41,263	4,699
*	Mimecast Ltd.	57,799	4,682
*	Digital Turbine Inc.	86,212	4,574
*	Sailpoint Technologies Holdings Inc.	86,850	4,567
*	MaxLinear Inc.	67,238	4,527
*	DigitalOcean Holdings Inc.	44,352	4,471
*	Rogers Corp.	15,605	4,254
*	Tenable Holdings Inc.	85,972	4,247
*	Perficient Inc.	30,829	4,224
*	Qualys Inc.	32,312	4,210
*	Upwork Inc.	112,030	4,174
*	Sitime Corp.	13,984	4,174
*	Q2 Holdings Inc.	51,938	4,171
*	Envestnet Inc.	48,292	3,703
	CMC Materials Inc.	27,731	3,683
*	Alarm.com Holdings Inc.	44,845	3,578
*	Blackbaud Inc.	45,898	3,463
*	Diodes Inc.	32,019	3,405
	Kulicke & Soffa Industries Inc.	58,137	3,352
*	Cargurus Inc.	89,360	3,351

		Shares	Market Value ($000)
*	Fabrinet	30,157	3,334
*	MACOM Technology Solutions Holdings Inc. Class H	46,248	3,326
*	Altair Engineering Inc. Class A	43,839	3,264
	Advanced Energy Industries Inc.	36,566	3,206
*	Box Inc. Class A	135,038	3,161
*	Appian Corp. Class A	37,291	2,773
*	CommVault Systems Inc.	43,495	2,735
*	PagerDuty Inc.	76,769	2,721
*	FormFactor Inc.	64,467	2,702
*	Cerence Inc.	35,865	2,696
	Shutterstock Inc.	22,135	2,524
*	Momentive Global Inc.	123,353	2,520
*	3D Systems Corp.	105,164	2,396
*	LivePerson Inc.	61,607	2,382
*	TechTarget Inc.	24,171	2,336
*	Ultra Clean Holdings Inc.	42,190	2,312
*	Magnite Inc.	123,100	2,170
*	Yelp Inc. Class A	62,761	2,151
*	Appfolio Inc. Class A	17,746	2,138
*	Zuora Inc. Class A	105,606	2,092
*	BigCommerce Holdings Inc. Series 1	45,860	2,076
	Progress Software Corp.	41,705	2,021
*	Plexus Corp.	23,495	1,977
*	Axcelis Technologies Inc.	31,491	1,947
*	Domo Inc. Class B	26,090	1,888
*	Schrodinger Inc.	42,905	1,681
*	JFrog Ltd.	50,158	1,603
*	Bandwidth Inc. Class A	21,840	1,565
*	Grid Dynamics Holdings Inc.	39,832	1,563
*	Porch Group Inc.	72,980	1,535
*	Avaya Holdings Corp.	77,950	1,518
*	PROS Holdings Inc.	37,802	1,373
*	Onto Innovation Inc.	14,535	1,369
*	Impinj Inc.	17,636	1,322
*	Cohu Inc.	39,366	1,298
*,1	PAR Technology Corp.	23,077	1,209
*	Sumo Logic Inc.	81,232	1,149
*	Insight Enterprises Inc.	11,394	1,124
*,1	MicroVision Inc.	156,297	1,107
*	Avid Technology Inc.	34,241	1,098
*	Eventbrite Inc. Class A	70,755	1,068
	Sapiens International Corp. NV	29,347	1,041
*	Yext Inc.	105,381	1,018
*	nLight Inc.	40,201	1,001
*	SMART Global Holdings Inc.	16,627	948
*	CEVA Inc.	21,376	943
*	Unisys Corp.	48,701	884
*	Model N Inc.	30,748	864
*	Consensus Cloud Solutions Inc.	13,622	853
*	Ichor Holdings Ltd.	17,245	826
*	Alpha & Omega Semiconductor Ltd.	16,296	800
	CSG Systems International Inc.	14,411	760
*	Tucows Inc. Class A	9,251	752
	A10 Networks Inc.	47,652	735
*	Agilysys Inc.	16,627	724
*	Mitek Systems Inc.	40,415	692
*	Veritone Inc.	26,779	687
	Simulations Plus Inc.	14,555	684

		Shares	Market Value ($000)
*	Telos Corp.	37,830	596
*	OneSpan Inc.	33,494	572
*	Diebold Nixdorf Inc.	68,553	556
*	Upland Software Inc.	27,338	535
*	Rackspace Technology Inc.	37,364	533
	American Software Inc. Class A	23,210	529
*	Digimarc Corp.	12,158	522
*	ChannelAdvisor Corp.	19,446	486
*	Atomera Inc.	19,179	462
	Hackett Group Inc.	21,632	443
*	Zix Corp.	51,538	437
	Amkor Technology Inc.	20,146	434
*	Identiv Inc.	18,485	425
*	Groupon Inc. Class A	19,198	397
*	Kopin Corp.	73,340	383
*	Brightcove Inc.	38,745	373
	Vishay Intertechnology Inc.	17,737	361
*	Bottomline Technologies DE Inc.	7,407	332
*	Xometry Inc. Class A	5,898	293
	NVE Corp.	4,348	292
*	Mediaalpha Inc. Class A	18,333	283
*	Rimini Street Inc.	41,692	276
*	Intelligent Systems Corp.	6,758	274
*	ON24 Inc.	16,311	258
*	EverQuote Inc. Class A	18,200	240
	CTS Corp.	6,859	239
*	Couchbase Inc.	6,691	221
*	MeridianLink Inc.	8,989	198
*	Intapp Inc.	7,139	196
*	EverCommerce Inc.	11,814	192
*,1	Ouster Inc.	27,978	190
*	Alkami Technology Inc.	6,263	180
*	Benefitfocus Inc.	17,674	178
*	SkyWater Technology Inc.	6,975	131
*	Viant Technology Inc. Class A	10,649	104
*	eGain Corp.	9,287	98
*	1stdibs.com Inc.	4,901	63
*	Informatica Inc. Class A	1,639	53
*	GAN Ltd.	4,104	40
*	EMCORE Corp.	5,243	39
*	Kimball Electronics Inc.	1,211	26
*	Expensify Inc. Class A	552	25
*	Freshworks Inc. Class A	686	24
*	Amplitude Inc. Class A	289	19
*	Enfusion Inc. Class A	566	11
*	EngageSmart Inc.	448	10
*	NerdWallet Inc. Class A	480	9
*	Arteris Inc.	306	8
*	Thoughtworks Holding Inc.	235	7
*	Backblaze Inc. Class A	347	7
*	Weave Communications Inc.	396	7
*	ForgeRock Inc. Class A	234	6
*	Gitlab Inc. Class A	56	5
*	Stronghold Digital Mining Inc. Class A	307	5
*	UserTesting Inc.	552	5
*	Braze Inc. Class A	55	4
			298,185

		Shares	Market Value ($000)
Telecommunications (2.4%)
*	Vonage Holdings Corp.	229,624	4,735
*	Iridium Communications Inc.	84,403	3,245
	Cogent Communications Holdings Inc.	40,418	3,029
*	Calix Inc.	43,420	2,907
*	Viavi Solutions Inc.	192,509	2,851
*	fuboTV Inc.	124,644	2,446
*	8x8 Inc.	104,922	2,261
*	Vocera Communications Inc.	32,727	1,909
*	Extreme Networks Inc.	116,777	1,576
*	Infinera Corp.	172,343	1,401
	InterDigital Inc.	11,821	803
*	IDT Corp. Class B	14,208	771
*	Globalstar Inc.	504,957	702
*	Clearfield Inc.	10,711	693
*	WideOpenWest Inc.	31,301	582
*	Plantronics Inc.	16,404	419
	Shenandoah Telecommunications Co.	15,390	391
*	Telesat Corp.	12,058	371
*	CalAmp Corp.	32,849	302
*	Akoustis Technologies Inc.	41,371	287
*	Cambium Networks Corp.	9,896	269
*	Ooma Inc.	12,148	228
*	Anterix Inc.	3,221	194
*	Harmonic Inc.	15,886	171
*	Casa Systems Inc.	30,237	151
*	Inseego Corp.	16,936	109
*	DZS Inc.	6,910	90
	ADTRAN Inc.	3,156	64
*	Gogo Inc.	4,057	52
*	Kaltura Inc.	8,355	40
	IHS Holding Ltd.	1,003	14
			33,063
Utilities (1.0%)
*	Evoqua Water Technologies Corp.	109,840	4,941
*	Casella Waste Systems Inc. Class A	43,001	3,646
	American States Water Co.	18,168	1,711
	Clearway Energy Inc. Class C	19,752	737
	Middlesex Water Co.	6,095	628
*	Harsco Corp.	31,261	456
*	Sunnova Energy International Inc.	11,950	442
	York Water Co.	7,709	361
	Clearway Energy Inc. Class A	8,152	282
*	Pure Cycle Corp.	16,448	239
	Global Water Resources Inc.	12,174	210
*	Heritage-Crystal Clean Inc.	5,838	187
	Via Renewables Inc. Class A	10,503	117
*	US Ecology Inc.	3,359	114
*	Sharps Compliance Corp.	13,838	102
*	Aris Water Solution Inc. Class A	1,504	22
*	Cadiz Inc.	1,231	5
			14,200
Total Common Stocks (Cost $1,074,148)			1,391,878

		Face Amount ($000)	Market Value ($000)
Corporate Bonds (0.0%)
[4]	GAMCO Investors Inc., 5.000% coupon rate effective 6/15/22 4.000%, 6/15/23 (Cost $9)	9	9
		Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[5,6]	Vanguard Market Liquidity Fund, 0.077% (Cost $35,168)	351,713	35,171
Total Investments (102.3%) (Cost $1,109,325)			1,427,058
Other Assets and Liabilities—Net (-2.3%)			(32,486)
Net Assets (100%)			1,394,572
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,396,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Step bond.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $35,183,000 was received for securities on loan, of which $35,171,000 is held in Vanguard Market Liquidity Fund and $12,000 is held in cash.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	47	5,164	(122)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,389,874	—	2,004	1,391,878
Corporate Bonds	—	9	—	9
Temporary Cash Investments	35,171	—	—	35,171
Total	1,425,045	9	2,004	1,427,058
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	122	—	—	122
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.